Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (4,137)	$ (4,097)
Total income from continuing operations	(4,137)	(4,097)
FG Group Holdings Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total			$ (10,441)	$ (6,126)
Total income from continuing operations			(7,180)	(6,529)
FG Group Holdings Inc [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total			(7,272)	(7,401)
FG Group Holdings Inc [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total			(3,169)	1,275
Strong Global Entertainment Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income from continuing operations	$ 252	$ 619	3,427	2,790
Strong Global Entertainment Inc [Member] | Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income from continuing operations			1,722	1,015
Strong Global Entertainment Inc [Member] | Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total income from continuing operations			$ 1,705	$ 1,775